Restatement (Schedule of income statement) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		191 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Cost of sales	$ 112,670		$ 112,670
Gross profit	5,130		5,130
Expenses
Amortization of intangible assets	757		832
Depreciation of property and equipment	329		329				4,923
General and administrative	439,290	67,057	470,628	87,523
Write-down of intangible asset			9,970,020		78,000		2,671,199
Total expenses	440,376	103,057	10,441,809	123,523	317,977	119,426	3,455,087
Loss before other expense	(435,246)	(103,057)	(10,436,679)	(123,523)	(317,977)	(119,426)	(3,455,087)
Other expense
Accretion of discount on convertible debt	(196,602)		(196,602)
Interest expense	14,478	18,014	29,138	36,068	69,452	70,315	264,259
Total other income (expense)	(168,530)	(18,014)	(183,190)	(36,068)	(146,452)	(70,315)	(341,259)
Net loss and comprehensive loss for the period	(603,776)	(121,071)	(10,619,869)	(159,591)	(464,429)	(189,493)	(10,840,234)
As Reported
Revenue	117,800		117,800
Cost of sales	112,670		112,670
Gross profit	5,130		5,130
Expenses
Amortization of intangible assets	250,638		250,638
Depreciation of property and equipment	329		329
General and administrative	439,290		470,628
Write-down of intangible asset
Total expenses	690,257		721,595
Loss before other expense	(685,127)		(716,465)
Other expense
Accretion of discount on convertible debt	(177,598)		(177,598)
Interest expense	14,478		29,138
Write-off of accounts payable	42,550		42,550
Total other income (expense)	(149,526)		(164,186)
Net loss and comprehensive loss for the period	(834,653)		(880,651)
As Adjustment
Revenue
Cost of sales
Gross profit
Expenses
Amortization of intangible assets	(249,881)		(249,806)
Depreciation of property and equipment
General and administrative
Write-down of intangible asset			9,970,020
Total expenses	(249,881)		9,720,214
Loss before other expense	249,881		(9,720,214)
Other expense
Accretion of discount on convertible debt	(19,004)		(19,004)
Interest expense
Write-off of accounts payable
Total other income (expense)	(19,004)		(19,004)
Net loss and comprehensive loss for the period	230,877		(9,739,218)
As Restated
Revenue	117,800		117,800
Cost of sales	112,670		112,670
Gross profit	5,130		5,130
Expenses
Amortization of intangible assets	757		832
Depreciation of property and equipment	329		329
General and administrative	439,290		470,628
Write-down of intangible asset			9,970,020
Total expenses	440,376		10,441,809
Loss before other expense	(435,246)		(10,436,679)
Other expense
Accretion of discount on convertible debt	(196,602)		(196,602)
Interest expense	14,478		29,138
Write-off of accounts payable	42,550		42,550
Total other income (expense)	(168,530)		(183,190)
Net loss and comprehensive loss for the period	$ (603,776)		$ (10,619,869)